Supplement to the
Fidelity® Select Portfolios®
April 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

Neil Nabar has replaced Holger Boerner as the portfolio manager of Construction and Housing Portfolio.

Matt Reed and John Sheehy serve as co-managers of Banking Portfolio.

Janet Glazer and Tobias Welo have replaced Boris Shepov as co-managers of Industrial Equipment Portfolio.

Kyle Weaver no longer serves as a lead portfolio manager of Wireless Portfolio. Harlan Carere serves as portfolio manager of Wireless Portfolio.

The following information replaces similar information found in the "Trustees and Officers" section.

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board (if any) for his or her services for the fiscal year ended February 29, 2016, or calendar year ended December 31, 2015, as applicable.

Compensation Table (1)
AGGREGATE COMPENSATION FROM A FUND	Donald F.Donahue (2)	David A.Rosow	Garnett A.Smith	Michael E.Wiley
Air Transportation Portfolio	$758	$2,133	$2,059	$2,330
Automotive Portfolio	$197	$521	$503	$569
Banking Portfolio	$1,383	$3,004	$2,902	$3,284
Biotechnology Portfolio (3)	$29,382	$67,986	$65,672	$74,322
Brokerage and Investment Management Portfolio (4)	$862	$2,329	$2,249	$2,546
Chemicals Portfolio (5)	$2,328	$6,075	$5,863	$6,636
Communications Equipment Portfolio	$396	$1,018	$983	$1,112
Computers Portfolio (6)	$1,025	$2,855	$2,756	$3,120
Construction and Housing Portfolio	$1,079	$2,229	$2,153	$2,435
Consumer Discretionary Portfolio	$2,564	$5,492	$5,305	$6,002
Consumer Finance Portfolio	$221	$559	$539	$610
Consumer Staples Portfolio (7)	$5,810	$13,337	$12,878	$14,570
Defense and Aerospace Portfolio (8)	$1,818	$4,220	$4,074	$4,609
Electronics Portfolio (9)	$3,024	$8,472	$8,173	$9,252
Energy Portfolio (10)	$3,871	$9,415	$9,089	$10,286
Energy Service Portfolio (11)	$1,041	$2,815	$2,716	$3,075
Environment and Alternative Energy Portfolio	$158	$375	$362	$410
Financial Services Portfolio	$2,593	$6,183	$5,971	$6,757
Gold Portfolio (12)	$1,771	$4,306	$4,156	$4,703
Health Care Portfolio (13)	$18,558	$45,062	$43,522	$49,254
Health Care Services Portfolio (14)	$2,016	$4,472	$4,320	$4,888
Industrial Equipment Portfolio	$287	$758	$731	$827
Industrials Portfolio (15)	$2,302	$5,232	$5,052	$5,717
Insurance Portfolio	$979	$2,037	$1,968	$2,226
IT Services Portfolio	$3,934	$6,866	$6,632	$7,499
Leisure Portfolio	$967	$2,149	$2,076	$2,349
Materials Portfolio (16)	$3,233	$8,181	$7,899	$8,940
Medical Equipment and Systems Portfolio (17)	$4,109	$9,568	$9,240	$10,455
Multimedia Portfolio	$1,429	$3,493	$3,373	$3,817
Natural Gas Portfolio (18)	$657	$1,921	$1,854	$2,099
Natural Resources Portfolio (19)	$1,137	$2,982	$2,879	$3,258
Pharmaceuticals Portfolio (20)	$4,224	$9,697	$9,368	$10,600
Retailing Portfolio	$3,471	$5,930	$5,725	$6,472
Software and IT Services Portfolio (21)	$6,387	$13,827	$13,351	$15,105
Technology Portfolio (22)	$6,062	$13,326	$12,867	$14,559
Telecommunications Portfolio	$1,134	$2,174	$2,100	$2,375
Transportation Portfolio	$980	$3,104	$2,995	$3,391
Utilities Portfolio	$1,405	$3,604	$3,479	$3,937
Wireless Portfolio	$470	$1,135	$1,096	$1,240
TOTAL COMPENSATION FROM THE FUND COMPLEX (23)	$99,000	$392,000	$378,500	$428,500

(1)  Brian B. Hogan is an interested person and is compensated by Fidelity.

(2)  Effective October 1, 2015, Mr. Donahue serves as a Member of the Advisory Board.

(3)  Compensation figures include cash and may include amounts elected to be deferred. Certain individuals' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Donald F. Donahue, $19,741, Garnett A. Smith, $60,549, and Michael E. Wiley, $59,101.

(4)  Compensation figures include cash and may include amounts elected to be deferred. Certain individuals' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Donald F. Donahue, $576, Garnett A. Smith, $2,078, and Michael E. Wiley, $2,023.

(5)  Compensation figures include cash and may include amounts elected to be deferred. Certain individuals' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Donald F. Donahue, $1,612, Garnett A. Smith, $5,409, and Michael E. Wiley, $5,267.

(6)  Compensation figures include cash and may include amounts elected to be deferred. Certain individuals' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Donald F. Donahue, $689, Garnett A. Smith, $2,547, and Michael E. Wiley, $2,477.

(7)  Compensation figures include cash and may include amounts elected to be deferred. Certain individuals' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Donald F. Donahue, $4,004, Garnett A. Smith, $11,845, and Michael E. Wiley, $11,561.

(8)  Compensation figures include cash and may include amounts elected to be deferred. Certain individuals' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Donald F. Donahue, $1,265, Garnett A. Smith, $3,749, and Michael E. Wiley, $3,658.

(9)  Compensation figures include cash and may include amounts elected to be deferred. Certain individuals' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Donald F. Donahue, $2,098, Garnett A. Smith, $7,548, and Michael E. Wiley, $7,341.

(10)  Compensation figures include cash and may include amounts elected to be deferred. Certain individuals' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Donald F. Donahue, $2,664, Garnett A. Smith, $8,379, and Michael E. Wiley, $8,168.

(11)  Compensation figures include cash and may include amounts elected to be deferred. Certain individuals' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Donald F. Donahue, $707, Garnett A. Smith, $2,508, and Michael E. Wiley, $2,441.

(12)  Compensation figures include cash and may include amounts elected to be deferred. Certain individuals' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Donald F. Donahue, $1,219, Garnett A. Smith, $3,827, and Michael E. Wiley, $3,730.

(13)  Compensation figures include cash and may include amounts elected to be deferred. Certain individuals' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Donald F. Donahue, $12,454, Garnett A. Smith, $40,123, and Michael E. Wiley, $39,125.

(14)  Compensation figures include cash and may include amounts elected to be deferred. Certain individuals' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Donald F. Donahue, $1,375, Garnett A. Smith, $3,975, and Michael E. Wiley, $3,882.

(15)  Compensation figures include cash and may include amounts elected to be deferred. Certain individuals' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Donald F. Donahue, $1,587, Garnett A. Smith, $4,654, and Michael E. Wiley, $4,543.

(16)  Compensation figures include cash and may include amounts elected to be deferred. Certain individuals' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Donald F. Donahue, $2,208, Garnett A. Smith, $7,289, and Michael E. Wiley, $7,101.

(17)  Compensation figures include cash and may include amounts elected to be deferred. Certain individuals' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Donald F. Donahue, $2,811, Garnett A. Smith, $8,508, and Michael E. Wiley, $8,302.

(18)  Compensation figures include cash and may include amounts elected to be deferred. Certain individuals' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Donald F. Donahue, $445, Garnett A. Smith, $1,714, and Michael E. Wiley, $1,665.

(19)  Compensation figures include cash and may include amounts elected to be deferred. Certain individuals' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Donald F. Donahue, $776, Garnett A. Smith, $2,657, and Michael E. Wiley, $2,587.

(20)  Compensation figures include cash and may include amounts elected to be deferred. Certain individuals' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Donald F. Donahue, $2,838, Garnett A. Smith, $8,628, and Michael E. Wiley, $8,423.

(21)  Compensation figures include cash and may include amounts elected to be deferred. Certain individuals' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Donald F. Donahue, $4,469, Garnett A. Smith, $12,280, and Michael E. Wiley, $12,001.

(22)  Compensation figures include cash and may include amounts elected to be deferred. Certain individuals' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Donald F. Donahue, $4,229, Garnett A. Smith, $11,839, and Michael E. Wiley, $11,566.

(23)  Reflects compensation received for the calendar year ended December 31, 2015 for 75 funds of 4 trusts. Compensation figures include cash and may include amounts elected to be deferred. Certain individuals elected voluntarily to defer a portion of their compensation as follows: Donald F. Donahue, $40,192; Garnett A. Smith, $248,091; and Michael E. Wiley, $240,000.

The following information replaces similar information found in the “Management Contracts” section.

The following table provides information relating to other accounts managed by Ms. Glazer as of April 30, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$190	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Industrial Equipment Portfolio ($190 (in millions) assets managed).

As of April 30, 2016, the dollar range of shares of Industrial Equipment Portfolio beneficially owned by Ms. Glazer was none.

The following table provides information relating to other accounts managed by Mr. Nabar as of September 30, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$460	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Construction and Housing Portfolio ($460 (in millions) assets managed).

As of September 30, 2016, the dollar range of shares of Construction and Housing Portfolio beneficially owned by Mr. Nabar was none.

The following table provides information relating to other accounts managed by Mr. Reed as of September 30, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$611	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Banking Portfolio ($611 (in millions) assets managed).

As of September 30, 2016, the dollar range of shares of Banking Portfolio beneficially owned by Mr. Reed was $50,001 - $100,000.

The following table provides information relating to other accounts managed by Mr. Welo as of April 30, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	15	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$7,842	none	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$2,138	none	none

* Includes Industrial Equipment Portfolio ($190 (in millions) assets managed).

As of April 30, 2016, the dollar range of shares Industrial Equipment Portfolio beneficially owned by Mr. Welo was none.

SELB-16-06 1.475630.193	November 7, 2016